Condensed consolidated statement of changes in equity (Parenthetical) € in Millions, £ in Millions, shares in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Jan. 31, 2022 shares	Jul. 31, 2021 GBP (£) shares	Mar. 31, 2021 GBP (£) £ / shares shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Jul. 31, 2021 USD ($)
Net (loss) gain as a result of significant movements in underlying actuarial assumptions							£ 1,204.0
Redemption of paid-in equity includes tax credit							16.0
Share-based payments includes a tax credit | €								€ 10
Main Scheme
Employer contributions			£ 500.0
Decrease in equity			365.0
Net (loss) gain as a result of significant movements in underlying actuarial assumptions							1,165.0
Ireland Pension Scheme
Net (loss) gain as a result of significant movements in underlying actuarial assumptions			(192.0)	€ (224)	£ 72.0	€ 81
Paid-in equity
AT1 capital notes called | $									$ 2,650
Issue of AT1 capital notes							£ 937.0
UK Government Investments Ltd (UKGI) | Main Scheme
Employer contributions			500.0
Decrease in equity			£ 365.0
NatWest Group
Number of shares repurchased and cancelled | shares		310.8
Total consideration of repurchased and cancelled shares excluding fees		£ 676.2
Number of shares bought back | shares		310.8
NatWest Group | Settlement and cancellation of own shares
Number of shares settled and cancelled | shares	2.8
UK Government Investments Ltd (UKGI)
Ordinary shares acquired | shares			591.0	591.0
Purchase price per share | £ / shares			£ 1.905
Value of purchased ordinary shares			£ 1,130.0
Number of purchased ordinary shares cancelled | shares			391.0	391.0
Share cancellation			£ 744.0
Number of own shares held | shares			200.0	200.0
Value of own shares held			£ 381.0